Filed pursuant to Rule 497(e) and Rule 497(k)

under the Securities Act of 1933, as amended

File Registration No.: 033-65632

schroder series trust

Schroder Long Duration Investment-Grade Bond Fund
Schroder Core Bond Fund
(the “Funds”)

Supplement dated October 1, 2020 to:

•	the Schroder Long Duration Investment-Grade Bond Fund’s Investor Shares Summary Prospectus, dated March 1, 2020 (the “Long Duration Fund Summary Prospectus”);

•	the Schroder Core Bond Fund’s R6 Shares Summary Prospectus, dated March 1, 2020 (together with the Long Duration Fund Summary Prospectus, the “Summary Prospectuses”);

•	the Funds’ Prospectus, dated March 1, 2020, relating to Investor Shares of the Schroder Long Duration Investment-Grade Bond Fund and R6 Shares of the Schroder Core Bond Fund (the “Combined Funds Prospectus”);

•	the Schroder Core Bond Fund’s Investor Shares Prospectus, dated April 17, 2020 (the “Core Bond Fund Prospectus” and, together with the Combined Funds Prospectus, the “Prospectuses”);

•	the Funds’ Statement of Additional Information (“SAI”) dated March 1, 2020, relating to Investor Shares of the Schroder Long Duration Investment-Grade Bond Fund and R6 Shares of the Schroder Core Bond Fund (the “Combined Funds SAI”); and

•	the Schroder Core Bond Fund’s Investor Shares SAI, dated April 17, 2020 (the “Core Bond Fund SAI” and, together with the Combined Funds SAI, the “SAIs”).

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectuses and SAIs, and should be read in conjunction with the Summary Prospectuses, Prospectuses and SAIs.

Effective as of October 1, 2020, Andrew B.J. Chorlton, CFA, will assume new responsibilities as Head of Fixed Income for Schroders plc and its affiliates. In connection therewith: (i) from October 1, 2020 through March 31, 2021, Mr. Chorlton will transition his portfolio management responsibilities with respect to the Funds to Eric Lau, CFA; (ii) effective October 1, 2020, Mr. Lau will be added as a portfolio manager of the Funds; and (iii) effective March 31, 2021, Mr. Chorlton will no longer serve as a portfolio manager to the Funds. Accordingly, effective October 1, 2020, the Summary Prospectuses, Prospectuses and SAIs are hereby amended and supplemented as follows:

1.	In the “Management of the Fund - Portfolio Managers” section of the Summary Prospectuses and the corresponding section of the Prospectuses, the following disclosure is hereby added:

Eric Lau, CFA, Portfolio Manager, has managed the fund since October 2020.

2.	The following row is added to the table in the “Management of the Fund - Portfolio Management” section of the Combined Funds Prospectus:

Name	Title	Fund	Length of Service to the Fund	Recent Professional Experience
Eric Lau, CFA	Portfolio Manager	Schroder Long Duration Investment-Grade Bond Fund	Since October 2020	Mr. Lau is a Portfolio Manager at Schroders. He has been associated with Schroders since 2013. Mr. Lau joined STW in 2009 and has over 10 years of investment experience.
		Schroder Core Bond Fund	Since October 2020

3.	The following row is added to the table in the “Management of the Fund - Portfolio Management” section of the Core Bond Fund Prospectus:

Name	Title	Fund	Length of Service to the Fund	Recent Professional Experience
Eric Lau, CFA	Portfolio Manager	Schroder Core Bond Fund	Since October 2020	Mr. Lau is a Portfolio Manager at Schroders. He has been associated with Schroders since 2013. Mr. Lau joined STW in 2009 and has over 10 years of investment experience.

4.	All references in the Prospectuses and Summary Prospectuses to Mr. Chorlton’s title as “Portfolio Manager” are deleted and replaced with “Portfolio Manager and Head of Fixed Income.”

5.	In the “Portfolio Management” section of the Prospectuses, the “Recent Professional Experience” column of the table relating to Mr. Chorlton is deleted and replaced with the following:

Recent Professional Experience
Mr. Chorlton is a Portfolio Manager and Head of Fixed Income at the Schroders organization. He has been associated with SIMNA Ltd. since 2019 and was associated with Schroders from 2013 to 2019. Mr. Chorlton joined STW in 2007 and has over 22 years of investment experience. Before joining STW, he spent six years as a Senior Fixed Income Manager with AXA Investment Managers. Prior to that, Mr. Chorlton was a Portfolio Manager with Citigroup Asset Management. Effective as of March 31, 2021, in connection with Mr. Chorlton’s transition to Head of Fixed Income, Mr. Chorlton will no longer serve as a portfolio manager of the Funds.

6.	In the “Portfolio Managers” section of the Combined Funds SAI, the first paragraph is deleted and replaced with the following:

The portfolio managers primarily responsible for making investment decisions are: for Schroder North American Equity Fund, Justin Abercrombie and Stephen Langford; for each of Schroder Long Duration Investment-Grade Bond Fund and Schroder Core Bond Fund, Andrew B.J. Chorlton, Neil G. Sutherland, Julio C. Bonilla, Lisa Hornby and Eric Lau. Effective as of March 31, 2021, in connection with Mr. Chorlton’s transition to Head of Fixed Income at the Schroders organization, Mr. Chorlton will no longer serve as a portfolio manager of the Funds.

7.	In the “Portfolio Managers” section of the Core Bond Fund SAI, the first paragraph is deleted and replaced with the following:

The portfolio managers primarily responsible for making investment decisions for the Fund are: Andrew B.J. Chorlton, Neil G. Sutherland, Julio C. Bonilla, Lisa Hornby and Eric Lau. Effective as of March 31, 2021, in connection with Mr. Chorlton’s transition to Head of Fixed Income at the Schroders organization, Mr. Chorlton will no longer serve as a portfolio manager of the Fund.

8.	In the “Portfolio Managers – Other Accounts Managed” section of the SAIs, the following information is hereby added to the table:

	Number of Accounts	Total Assets in Accounts (millions)	Number of Accounts where Advisory Fee is Based on Account Performance	Total Assets in Accounts where Advisory Fee is Based on Account Performance (millions)
Eric Lau, CFA*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	5	$744	0	$0
Other Accounts	175	$30,792	4	$198

*	As of June 30, 2020.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SCH-SK-010-0100

3